Consolidated Statements of Shareholders Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Redeemable Convertible Preferred Stock	Redeemable Common Stock	Common Stock	Common Stock Redeemable Convertible Preferred Stock	Common Stock Redeemable Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Redeemable Convertible Preferred Stock	Additional Paid-in Capital Redeemable Common Stock	Accumulated Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2008	$ (43,511)			$ 7			$ 5,230			$ (48,352)	$ (396)
Beginning balance, Shares at Dec. 31, 2008				7,327,922
Common shares issued upon exercise of options	35						35
Common shares issued upon exercise of options and other, shares	70,000			70,000
Preferred stock dividends	(4,180)									(4,180)
Stock-based compensation expense	245						245
Net income	4,223									4,223
Other comprehensive income:
Foreign currency translation adjustment	152										152
Comprehensive income	4,375
Ending balance at Dec. 31, 2009	(43,036)			7			5,510			(48,309)	(244)
Ending balance, Shares at Dec. 31, 2009				7,397,922
Common shares issued upon exercise of options	56			1			55
Common shares issued upon exercise of options and other, shares	615,328			615,328
Preferred stock dividends	(4,179)									(4,179)
Stock-based compensation expense	331						331
Net income	10,951									10,951
Other comprehensive income:
Foreign currency translation adjustment	(214)										(214)
Comprehensive income	10,737
Ending balance at Dec. 31, 2010	(36,091)			8			5,896			(41,537)	(458)
Ending balance, Shares at Dec. 31, 2010	8,013,250			8,013,250
Common shares issued upon exercise of options	706						706
Common shares issued upon exercise of options and other, shares	164,038			166,838
Common shares issued upon exercise of warrants	499			2			497
Common shares issued upon exercise of warrants, shares				1,526,182
Excess tax benefit from stock option exercises	657
Preferred stock dividends	(4,179)									(4,179)
Stock-based compensation expense	1,130						1,130
Net income	17,972									17,972
Other comprehensive income:
Foreign currency translation adjustment	(280)										(280)
Comprehensive income	17,692
Ending balance at Dec. 31, 2011	(20,243)			10			8,229			(27,744)	(738)
Ending balance, Shares at Dec. 31, 2011	9,706,270			9,706,270
Common shares issued upon initial public offering	71,530			5			71,525
Common shares issued upon initial public offering, Shares	4,900,000			4,945,000
Common shares issued upon conversion		66,075	819		6	3		66,069	816
Common shares issued upon conversion, Shares					5,991,790	3,189,648
Common shares issued upon exercise of options	728						728
Common shares issued upon exercise of options and other, shares	336,459			469,729
Excess tax benefit from stock option exercises	2,635						2,635
Preferred stock dividends							(14,289)			14,289
Stock-based compensation expense	2,362						2,362
Net income	16,630									16,630
Other comprehensive income:
Foreign currency translation adjustment	197										197
Comprehensive income	16,827
Ending balance at Sep. 30, 2012	$ 140,733			$ 24			$ 138,075			$ 3,175	$ (541)
Ending balance, Shares at Sep. 30, 2012	24,302,437			24,302,437